Income Taxes (Income Taxes Recognized) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Line Items]
Income from continuing operations	¥ 486,546	¥ 473,954	¥ 583,227
Other comprehensive income (loss) (Note 13)	98,130	51,350	(21,663)
Total income taxes	¥ 584,676	¥ 525,304	¥ 561,564